Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
15.	Quarterly Financial Data (Unaudited)

Quarter	Net Sales and Operating Revenues	Cost of Sales (Excluding Depreciation and Amortization)	Earnings Before Interest Expense, Income Taxes and Noncontrolling Interests	Net Income Attributable to Tenneco Inc.
	(Millions)
2017
1st	$2,292	$1,929	$121	$59
2nd	2,317	1,949	27	(3)
3rd	2,274	1,911	134	83
4th	2,391	2,020	135	68

	$9,274	$7,809	$417	$207

2016
1st	$2,136	$1,769	$124	$57
2nd	2,212	1,814	171	82
3rd	2,096	1,741	150	179
4th	2,155	1,792	71	38

	$8,599	$7,116	$516	$356

Quarter	Basic Earnings per Share of Common Stock	Diluted Earnings per Share of Common Stock
2017
1st	$1.10	$1.09
2nd	(0.05)	(0.05)
3rd	1.57	1.57
4th	1.33	1.33
Full Year	3.93	3.91
2016
1st	$1.00	$0.99
2nd	1.44	1.43
3rd	3.22	3.19
4th	0.70	0.69
Full Year	6.36	6.31

Note:

The sum of the quarters may not equal the total of the respective year’s earnings per share on either a basic or diluted basis due to changes in the weighted average shares outstanding throughout the year.